Schedule of allowance for the impairment of trade receivables (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of the year	$ 6,948	$ 3,176
Increase	1,967	6,296
Decrease	(211)	(928)
Result from exposure to inflation	(2,698)	(1,596)
Balance at end of the year	$ 6,006	$ 6,948